CAPITAL SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Classes of Share Capital
The partnership had the following capital securities outstanding as of December 31, 2024 and 2023:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2024	Dec. 31, 2023
Operating Partnership Class A Preferred Equity Units:
Series 2	—	6.50%	$—	$587
Series 3	24,000,000	6.75%	576	564
New LP Preferred Units(1)	19,000,749	6.25%	466	474
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	568,066	5.25%	14	16
Series 2	253,017	5.75%	4	7
Series 3	333,730	5.00%	6	8
Series 4	272,261	5.20%	5	7
Rouse Series A Preferred Shares	5,600,000	5.00%	158	145
Subsidiary Preferred Shares and Capital - Alstria Office Prime Portfolio GmbH & Co. KG	n/a	n/a (2)	—	109
Brookfield India Real Estate Trust (“India REIT”)	414,972,231	n/a (3)	1,392	729
BSREP V Iron REIT L.P. Preferred Shares	n/a	5.00%	69	—
Capital Securities – Fund Subsidiaries			139	189
Total capital securities			$2,829	$2,835

Current			$158	$795
Non-current			2,671	2,040
Total capital securities			$2,829	$2,835
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)See Note 31, Related Parties for further information on the Deconsolidation of BSREP IV investments.
(3)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.

Summary of Reconciliation of Cash Flows from Financing Activities from Capital Securities
Reconciliation of cash flows from financing activities relating to capital securities is shown in the table below:

(US$ Millions)	Year ended Dec. 31, 2024	Year ended Dec. 31, 2023
Balance, beginning of period	$2,835	$2,833
Capital securities issued	366	277
Capital securities redeemed	(14)	(16)
Non-cash changes in capital securities:
Class A Preferred Units, Series 2 redemption(1)	(600)	—
Acquisition of Foreign Investments(2)	—	130
Fair value changes	361	(386)
Foreign currency translations	(21)	(3)
Deconsolidation of BSREP IV and other(2)	(98)	—
Balance, end of period	$2,829	$2,835
(1)On December 31, 2024, Brookfield acquired the ten-year tranche of Class A Preferred Units, Series 2 units from the holder. The Class A Preferred Units, Series 2 were subsequently cancelled.
(2)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Deconsolidation of BSREP IV investments.